Taxes payable - Schedule of Taxes Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Taxes payable [abstract]
Income tax (IRPJ and CSLL)	R$ 366,366	R$ 223,764
Contributions over revenue (PIS and COFINS)	76,719	51,065
Withholding income tax	43,238	27,582
Taxes on services (ISS)	13,367	11,702
Withholding taxes from services taken	5,392	6,802
Other taxes and contributions	9,217	8,190
Total taxes payable	R$ 514,299	R$ 329,105